Commitments and contingencies (Details Narrative)	1 Months Ended	9 Months Ended
	Apr. 30, 2020 USD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 05, 2022 EUR (€)	Sep. 30, 2021 shares	Nov. 30, 2020 USD ($) shares
Statement [Line Items]
Contract Payment Required			$ 600,000
Payments Upon Termination			1,100,000
Payment of share holder			517,875	$ 0
Liabilities for related party		$ 343,691
Allinsports [member]
Statement [Line Items]
Acquisitions percentage	100.00%
Number of shares issuance | shares	241,666					241,666	241,666
Payment of share holder	$ 1,200,000						$ 20,000,000
Liability for arbitration, non-current			$ 517,875
Principal and accrued interest under promissory notes | €					€ 1,903,153